Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Continuing operations
Exploration and evaluation expenses	$ (1,517,474)	$ (2,734,807)
Research and development costs	(2,099,309)	(696,715)
Corporate and administrative expenses	(2,161,671)	(998,378)
Business development expenses	(1,333,073)	(1,501,724)
Share-based payment expense	(1,566,231)	(4,764,135)
Finance income	198,282	157,435
Finance costs	(30,717)	(23,831)
Other income and expenses	(243,884)	0
Loss before income tax	(8,754,077)	(10,562,155)
Income tax expense	0	0
Loss for the period	(8,754,077)	(10,562,155)
Loss attributable to members of IperionX Limited	(8,754,077)	(10,562,155)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	(102,645)	(232,068)
Other comprehensive loss for the period, net of tax	(102,645)	(232,068)
Total comprehensive loss for the period	(8,856,722)	(10,794,223)
Total comprehensive loss attributable to members of IperionX Limited	$ (8,856,722)	$ (10,794,223)
Loss per share
Basic loss per share (in dollars per share)	$ (0.06)	$ (0.08)
Diluted loss per share (in dollars per share)	$ (0.06)	$ (0.08)